1933 Act Rule 497(j)
                                                      1933 Act File No. 33-87298
                                                      1940 Act File No. 811-8902

                              PEPPER HAMILTON, LLP
                              3000 TWO LOGAN SQUARE
                           EIGHTEENTH AND ARCH STREETS
                           PHILADELPHIA, PA 19103-2799
                                 (215) 981-4000

Direct Dial:  (215) 981-4526

                                  March 6, 1998

FILED VIA EDGAR
---------------
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      1838 INVESTMENT ADVISORS FUNDS
                           RULE 497(J) FILING
                           ------------------------------
Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 4/5 to the Registration Statement of 1838 Investment Advisors Funds, which was filed with the SEC electronically on February 27, 1998.

     Please direct any questions or comments relating to this certification to the undersigned or, in my absence, to Dorothy M. Allison at (215) 981-4553.

                                                     Very truly yours,

                                                     Michael V. Farrell

                                                     Michael V. Farrell, Esquire

MVF/klb
cc:      Anna Bencrowsky

         Gregory J. Sanginiti
         Dorothy M. Allison, Esquire